Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales	$ 58,114	$ 124,131	$ 150,582
Cost of sales	41,516	95,442	98,626
Gross profit	16,598	28,689	51,956
Operating expenses
Research and development	19,508	20,638	20,563
Sales and marketing	6,014	6,935	6,990
General and administrative	4,354	4,229	4,477
Impairment of goodwill	0	25,561	0
Total operating expenses	29,876	57,363	32,030
Operating income (loss)	(13,278)	(28,674)	19,926
Financial income (expenses), net	1,961	1,372	2,464
Income (loss) before income taxes	(11,317)	(27,302)	22,390
Income taxes	2,391	(889)	4,084
Net income (loss)	$ (13,708)	$ (26,413)	$ 18,306
Income per share:
Basic income (loss) per ordinary share (US$)	$ (2.277)	$ (3.942)	$ 2.733
Diluted income (loss) per ordinary share (US$)	$ (2.277)	$ (3.942)	$ 2.694
Weighted average number of ordinary shares used to compute basic income (loss) per share (in thousands)	6,019,661	6,699,813	6,696,671
Weighted average number of ordinary shares used to compute diluted income (loss) per share (in thousands)	6,019,661	6,699,813	6,796,419